Property, plant and equipment -impairment (narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	$ (1,381)	$ 1,890
US Federal tax rate	35.00%
Description of price assumptions	The price assumptions used were based on 3 years observable forward prices and maintaining flat real price assumptions thereafter.
Change in tax rate [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
US Federal tax rate	21.00%
Proved properties [Member] | Maximum (%) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	9.00%
Proved properties [Member] | Minimum (%) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	7.00%
Unproved properties [Member] | Maximum (%) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	14.00%
Unproved properties [Member] | Minimum (%) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	12.00%
North America [member] | Unconventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	$ (410)	1,357
Net impairment loss	856
Net Impairment loss recognissed as exploaration expense	191
North America [member] | Unconventional assets [Member] | Change in tax rate [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment reversals	1,266
Net Impairment loss recognissed as exploaration expense	517
North America, offshore Gulf of Mexico [Member] | Conventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	(17)	141
North Africa, Sub - Saharan and Europe And Asia [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	0	(363)
Exploration & Production Norway (E&P) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	(906)	829
Marketing, Midstream and Processing (MMP) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	$ (48)	$ (74)